CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Restricted cash of the Consolidated VIEs that can only be used to settle the obligations	$ 1,655,171	$ 1,410,365
Accounts receivable, allowance for credit losses	5,089	9,351
Prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations	1,661,373	1,861,842
Loans receivable, allowance for credit losses	443,555	319,463
Loans receivable, net of allowance for credit losses	4,052,215	2,464,662
Non-current assets
Prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations	138,839	87,705
Loans receivable, allowance for credit losses	5,780	2,105
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	350,021	342,547
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	2,380,371	1,834,807
Escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	2,498,094	2,199,464
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	130,615	146,661
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	300,274	290,788
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	1,405,785	1,208,892
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	115,419	223,638
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	71,678	79,257
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	249,474	119,323
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	803,502	789,514
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	109,895	72,587
Unrecognized Tax Benefits	138,000	6,107
Related Party [Member]
Current liabilities
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	255,896	64,081
VIEs [Member]
Current assets
Restricted cash of the Consolidated VIEs that can only be used to settle the obligations	43,127	14,773
Prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations	37	7
Loans receivable, net of allowance for credit losses	426,995	153,820
Non-current assets
Prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations	1,562	0
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	4,768	7,612
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	144,286	131,409
Escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	18,487	17,747
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	50,000	0
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	10,544	6,416
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	196,369	169,059
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	2,773	1,748
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	9,515	3,141
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	249,474	119,323
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	51,542	18,344
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	12,226	16,658
Unrecognized Tax Benefits	0	107
VIEs [Member] | Related Party [Member]
Current liabilities
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	$ 6	$ 15
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	545,345,184	526,812,214
Ordinary shares, Outstanding (in shares)	543,584,213	524,270,557
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	45,527,793	45,527,793
Ordinary shares, Outstanding (in shares)	45,527,793	45,527,793